Eaton Vance

Senior Floating-Rate Trust

July 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 7.8%

Security	Principal Amount (000’s omitted)	Value
Allegany Park CLO, Ltd., Series 2019-1A, Class E, 6.909%, (3 mo. USD LIBOR + 6.78%), 1/20/33(1)(2)	$700	$702,000
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 6.006%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	2,000	1,963,392
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 6.984%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	1,150	1,140,885
Bardot CLO, Ltd., Series 2019-2A, Class E, 7.088%, (3 mo. USD LIBOR + 6.95%), 10/22/32(1)(2)	1,000	1,001,579
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 7.146%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	750	748,895
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class E, 6.726%, (3 mo. USD LIBOR + 6.60%), 7/15/32(1)(2)	1,000	1,000,500
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class E, 7.026%, (3 mo. USD LIBOR + 6.90%), 10/15/32(1)(2)	1,000	1,000,562
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class E, 7.834%, (3 mo. USD LIBOR + 7.70%), 10/20/32(1)(2)	1,500	1,504,773
Canyon Capital CLO, Ltd., Series 2019-2A, Class E, 7.276%, (3 mo. USD LIBOR + 7.15%), 10/15/32(1)(2)	400	400,757
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 6.633%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,200	1,134,942
Series 2015-5A, Class DR, 6.834%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	500	475,957
Cedar Funding X CLO, Ltd., Series 2019-10A, Class E, 7.134%, (3 mo. USD LIBOR + 7.00%), 10/20/32(1)(2)	1,000	1,001,434
Fort Washington CLO, Ltd., Series 2019-1A, Class E, 7.384%, (3 mo. USD LIBOR + 7.25%), 10/20/32(1)(2)	1,000	1,001,139
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 6.771%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	1,000	990,175
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 5.384%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	1,000	953,458
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 6.075%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	250	245,652
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 5.884%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	1,200	1,102,874
Kayne CLO 5, Ltd., Series 2019-5A, Class E, 6.825%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,000	1,001,297
Kayne CLO 7, Ltd., Series 2020-7A, Class E, 6.634%, (3 mo. USD LIBOR + 6.50%), 4/17/33(1)(2)	1,150	1,154,035
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 7.376%, (3 mo. USD LIBOR + 7.25%), 1/15/33(1)(2)	500	500,692
Neuberger Berman Loan Advisers CLO 33, Ltd., Series 2019-33A, Class E, 6.926%, (3 mo. USD LIBOR + 6.80%), 10/16/32(1)(2)	1,000	1,001,601

Security	Principal Amount (000’s omitted)	Value
Oaktree CLO, Ltd., Series 2019-3A, Class E, 6.904%, (3 mo. USD LIBOR + 6.77%), 7/20/31(1)(2)	$1,000	$966,216
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 5.984%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	900	886,598
Series 2019-1A, Class D, 7.154%, (3 mo. USD LIBOR + 7.00%), 11/14/32(1)(2)	1,000	1,002,222
Regatta XII Funding, Ltd., Series 2019-1A, Class E, 6.976%, (3 mo. USD LIBOR + 6.85%), 10/15/32(1)(2)	500	500,811
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 6.075%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	700	677,536
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 7.126%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	750	751,111
Southwick Park CLO, LLC, Series 2019-4A, Class E, 6.834%, (3 mo. USD LIBOR + 6.70%), 7/20/32(1)(2)	2,000	2,002,876
Vibrant CLO X, Ltd., Series 2018-10A, Class D, 6.324%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	775	730,020
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 6.904%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	1,000	955,521
Voya CLO, Ltd., Series 2013-1A, Class DR, 6.606%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	2,000	1,868,246
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 7.366%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	1,150	1,152,922

Total Asset-Backed Securities (identified cost $31,617,949)		$31,520,678

Closed-End Funds — 2.1%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	99,936	$1,319,155
Invesco Senior Income Trust	361,124	1,542,000
Nuveen Credit Strategies Income Fund	365,228	2,384,939
Nuveen Floating Rate Income Fund	148,079	1,445,251
Nuveen Floating Rate Income Opportunity Fund	103,281	1,000,793
Saba Capital Income and Opportunities Fund	154,635	708,228

Total Closed-End Funds (identified cost $10,224,228)		$8,400,366

Common Stocks — 1.0%

Security	Shares	Value
Aerospace and Defense — 0.2%
IAP Global Services, LLC(3)(4)(5)	55	$631,052

		$631,052

Business Equipment and Services — 0.0%(6)
Crossmark Holdings, Inc.(4)(5)	2,801	$168,060

		$168,060

Electronics/Electrical — 0.1%
Skillsoft Corp.(4)(5)	53,012	$455,959

		$455,959

Security	Shares	Value
Oil and Gas — 0.0%
Fieldwood Energy, Inc.(3)(4)(5)	19,189	$0
Nine Point Energy Holdings, Inc.(3)(4)(5)(7)	758	0

		$0

Radio and Television — 0.4%
Clear Channel Outdoor Holdings, Inc.(4)(5)	86,335	$229,651
Cumulus Media, Inc., Class A(4)(5)	38,163	449,942
iHeartMedia, Inc., Class A(4)(5)	36,714	949,057

		$1,628,650

Retailers (Except Food and Drug) — 0.1%
Phillips Pet Holding Corp.(3)(4)(5)	556	$221,947

		$221,947

Telecommunications — 0.2%
GEE Acquisition Holdings Corp.(3)(4)(5)	45,136	$944,696

		$944,696

Total Common Stocks (identified cost $3,953,384)		$4,050,364

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Oil and Gas — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(4)(5)(7)	14	$0

Total Convertible Preferred Stocks (identified cost $14,000)		$0

Corporate Bonds — 1.8%

Security	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.4%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	$251	$259,547
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)	700	749,000
5.75%, 4/15/26(1)	700	768,253

		$1,776,800

Food Products — 0.3%
Del Monte Foods, Inc., 11.875%, 5/15/25(1)	$1,000	$1,136,265

		$1,136,265

Food/Drug Retailers — 0.3%
Fresh Market, Inc. (The), 9.75%, 5/1/23(1)	$1,175	$1,214,803

		$1,214,803

Security	Principal Amount (000’s omitted)		Value
Radio and Television — 0.6%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)		$2,864	$1,664,555
iHeartCommunications, Inc.:
6.375%, 5/1/26		208	219,310
8.375%, 5/1/27		376	400,793

			$2,284,658

Telecommunications — 0.2%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)		$550	$573,496

			$573,496

Total Corporate Bonds (identified cost $7,291,001)			$6,986,022

Senior Floating-Rate Loans — 81.9%(8)

Borrower/Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.3%
Aernnova Aerospace S.A.U.:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	102	$116,010
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	398	452,437
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	400	472,805
Dynasty Acquisition Co., Inc.:
Term Loan, 3.647%, (3 mo. USD LIBOR + 3.50%), 4/6/26		1,009	977,758
Term Loan, 3.647%, (3 mo. USD LIBOR + 3.50%), 4/6/26		1,877	1,818,002
IAP Worldwide Services, Inc.:
Revolving Loan, 0.75%, 7/18/23(9)		311	311,201
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(3)		400	327,698
Spirit Aerosystems, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 1/15/25		423	426,751
WP CPP Holdings, LLC, Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), 4/30/25(10)		527	509,043

			$5,411,705

Air Transport — 0.2%
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27		750	$796,619

			$796,619

Automotive — 3.1%
Adient US, LLC, Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 4/8/28		950	$950,396
Autokiniton US Holdings, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28		1,250	1,259,375
Belron Finance US, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28		923	918,939
Bright Bidco B.V., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 6/30/24(10)		1,465	1,174,740
Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(10)		1,303	1,298,950

Borrower/Description	Principal Amount* (000’s omitted)	Value
Dayco Products, LLC, Term Loan, 4.385%, (3 mo. USD LIBOR + 4.25%), 5/19/23	984	$962,680
Garrett LX I S.a.r.l., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/30/28	725	724,094
Les Schwab Tire Centers, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27	2,612	2,617,180
MajorDrive Holdings IV, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28	625	624,414
Thor Industries, Inc., Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 2/1/26	991	992,850
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	825	828,609

		$12,352,227

Beverage and Tobacco — 0.5%
Arterra Wines Canada, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/24/27	995	$995,000
City Brewing Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/5/28	850	846,281

		$1,841,281

Brokerage/Securities Dealers/Investment Houses — 0.5%
Advisor Group, Inc., Term Loan, 4.592%, (1 mo. USD LIBOR + 4.50%), 7/31/26	2,213	$2,214,985

		$2,214,985

Building and Development — 3.0%
Advanced Drainage Systems, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 7/31/26	203	$203,749
Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28	525	531,563
American Residential Services, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27	572	572,125
Cornerstone Building Brands, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/12/28	848	847,521
CP Atlas Buyer, Inc., Term Loan, 4.25%, (USD LIBOR + 3.75%, Floor 0.50%), 11/23/27(10)	1,147	1,143,181
MI Windows and Doors, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/18/27	473	473,891
Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26	1,259	1,268,505
Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27	673	668,315
Realogy Group, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/8/25	124	123,899
SRS Distribution, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/2/28	1,100	1,093,813
Werner FinCo, L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24	1,059	1,057,487
White Cap Buyer, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/19/27	2,159	2,162,869
WireCo WorldGroup, Inc.:
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/30/23	841	842,701
Term Loan - Second Lien, 10.00%, (6 mo. USD LIBOR + 9.00%, Floor 1.00%), 9/30/24	1,001	975,903

		$11,965,522

Borrower/Description	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 11.4%
Adtalem Global Education, Inc., Term Loan, 5.25%, (USD Prime + 2.00%), 4/11/25		364	$361,931
AlixPartners, LLP, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	499	587,944
Allied Universal Holdco, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/12/28		1,679	1,678,899
Belfor Holdings, Inc., Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 4/6/26		490	491,225
Blitz 20-487 GmbH, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/28/28	EUR	750	885,239
Bracket Intermediate Holding Corp., Term Loan, 4.395%, (3 mo. USD LIBOR + 4.25%), 9/5/25		851	850,229
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24		504	494,786
Camelot U.S. Acquisition 1 Co., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26		1,119	1,114,828
Ceridian HCM Holding, Inc., Term Loan, 2.584%, (1 week USD LIBOR + 2.50%), 4/30/25		893	878,750
CM Acquisition Co., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 7/26/23		147	145,851
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27		2,005	2,006,211
EAB Global, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 11/15/24		1,234	1,232,213
Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28		3,075	3,038,165
Garda World Security Corporation, Term Loan, 4.34%, (1 mo. USD LIBOR + 4.25%), 10/30/26		1,408	1,407,163
Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26		2,319	2,330,783
Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		846	847,411
Hillman Group, Inc. (The):
Term Loan, 0.72%, 7/14/28(9)		76	75,579
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28		317	315,543
IG Investment Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/23/25		2,536	2,541,654
Intrado Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24		925	903,432
Ivanti Software, Inc.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		723	721,154
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/1/27		2,643	2,645,027
KAR Auction Services, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 9/19/26		590	582,131
KUEHG Corp.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25		2,901	2,838,904
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 8/22/25		400	392,500
LGC Group Holdings, Ltd., Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	475	556,123
Loire Finco Luxembourg S.a.r.l., Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 4/21/27		322	315,528

Borrower/Description	Principal Amount* (000’s omitted)		Value
Magnite, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 4/28/28		725	$723,188
MedAssets Software Intermediate Holdings, Inc., Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 1/28/28(10)		475	474,406
Monitronics International, Inc., Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), 3/29/24		1,405	1,361,503
Nielsen Consumer, Inc.:
Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 3/6/28	EUR	399	475,015
Term Loan, 4.103%, (1 mo. USD LIBOR + 4.00%), 3/6/28		748	747,925
Pike Corporation, Term Loan, 3.10%, (1 mo. USD LIBOR + 3.00%), 1/21/28		455	453,771
Sabre GLBL, Inc., Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 2/22/24		918	898,236
Skopima Merger Sub, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 4/30/28		1,100	1,094,041
SMG US Midco 2, Inc., Term Loan, 2.618%, (USD LIBOR + 2.50%), 1/23/25(10)		218	203,593
Sotheby’s, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 1/15/27		589	590,847
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/1/28		4,239	4,242,025
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 2.38%, (3 mo. EURIBOR + 2.38%), 7/15/25	EUR	739	866,513
Tempo Acquisition, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/2/26		1,568	1,567,381
Vestcom Parent Holdings, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 12/19/23		726	724,361
West Corporation, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24		281	272,103
Zephyr Bidco Limited, Term Loan, 4.803%, (1 mo. GBP LIBOR + 4.75%), 7/23/25	GBP	700	964,639

			$45,898,750

Cable and Satellite Television — 1.3%
Altice France S.A.:
Term Loan, 3.814%, (3 mo. USD LIBOR + 3.69%), 1/31/26		727	$719,875
Term Loan, 4.155%, (3 mo. USD LIBOR + 4.00%), 8/14/26		1,124	1,122,824
Numericable Group S.A., Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	431	503,938
UPC Broadband Holding B.V.:
Term Loan, 2.343%, (1 mo. USD LIBOR + 2.25%), 4/30/28		825	812,367
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	725	851,584
Virgin Media Bristol, LLC, Term Loan, 3.343%, (1 mo. USD LIBOR + 3.25%), 1/31/29		1,175	1,171,118

			$5,181,706

Chemicals and Plastics — 3.6%
Aruba Investments, Inc.:
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 11/24/27	EUR	499	$594,230
Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/24/27		723	727,707
Atotech B.V., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 3/18/28	EUR	325	383,362
Charter NEX US, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		448	448,263

Borrower/Description	Principal Amount* (000’s omitted)		Value
Chemours Company (The), Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/3/25	EUR	562	$663,274
CPC Acquisition Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27		773	769,197
Emerald Performance Materials, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 8/12/25		358	358,978
Ferro Corporation:
Term Loan, 2.397%, (3 mo. USD LIBOR + 2.25%), 2/14/24		141	140,263
Term Loan, 2.397%, (3 mo. USD LIBOR + 2.25%), 2/14/24		144	143,313
Term Loan, 2.397%, (3 mo. USD LIBOR + 2.25%), 2/14/24		184	183,561
Flint Group GmbH, Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23(10)		140	139,190
Flint Group US, LLC, Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23(10)		846	841,982
Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27		733	731,290
Herens Holdco S.a r.l., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 6/29/28		1,375	1,377,364
Hexion, Inc., Term Loan, 3.65%, (3 mo. USD LIBOR + 3.50%), 7/1/26		711	710,352
Illuminate Buyer, LLC, Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 6/30/27		771	765,828
INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	175	207,371
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26		202	202,740
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/29/27		623	624,217
Momentive Performance Materials, Inc., Term Loan, 3.35%, (1 mo. USD LIBOR + 3.25%), 5/15/24		417	413,984
PMHC II, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25		1,566	1,556,627
PQ Corporation, Term Loan, 2.379%, (3 mo. USD LIBOR + 2.25%), 2/7/27		515	513,647
Pregis TopCo Corporation, Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 7/31/26		591	591,739
Rohm Holding GmbH, Term Loan, 4.904%, (6 mo. USD LIBOR + 4.75%), 7/31/26		369	368,899
Solenis Holdings, LLC, Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/26/25	EUR	249	295,881
Starfruit Finco B.V., Term Loan, 3.00%, (2 mo. EURIBOR + 3.00%), 10/1/25	EUR	401	471,911
Venator Materials Corporation, Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 8/8/24		361	356,877

			$14,582,047

Conglomerates — 0.0%(6)
Penn Engineering & Manufacturing Corp., Term Loan, 3.50%, (2 mo. USD LIBOR + 2.50%, Floor 1.00%), 6/27/24		167	$166,472

			$166,472

Containers and Glass Products — 1.2%
BWAY Holding Company, Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 4/3/24		2,387	$2,314,423
Libbey Glass, Inc., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 11/13/25		792	823,297
Proampac PG Borrower, LLC, Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 11/3/25(10)		399	399,549

Borrower/Description	Principal Amount* (000’s omitted)		Value
TricorBraun Holdings, Inc.:
Term Loan, 3.325%, 3/3/28(9)		115	$113,856
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28		510	506,183
Trident TPI Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/17/24		531	530,635

			$4,687,943

Cosmetics/Toiletries — 0.3%
Kronos Acquisition Holdings, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26		1,294	$1,281,489

			$1,281,489

Drugs — 2.5%
Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25		820	$836,258
Albany Molecular Research, Inc.:
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), 8/30/24(10)		770	770,962
Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 8/30/24(10)		249	249,248
Alkermes, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/9/26		346	345,541
Amneal Pharmaceuticals, LLC, Term Loan, 3.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25		1,668	1,614,652
Arbor Pharmaceuticals, Inc., Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 7/5/23		776	773,407
Bausch Health Companies, Inc., Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 6/2/25		13	13,073
Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26		299	299,122
Mallinckrodt International Finance S.A.:
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24		1,911	1,859,253
Term Loan, 6.25%, (6 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25		2,738	2,660,144
Nidda Healthcare Holding AG, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	575	675,699

			$10,097,359

Ecological Services and Equipment — 0.6%
EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25		1,710	$1,704,753
GFL Environmental, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25		50	49,778
TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27		572	575,343
US Ecology Holdings, Inc., Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 11/1/26		246	246,199

			$2,576,073

Electronics/Electrical — 17.6%
Allegro Microsystems, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/30/27		44	$44,231
Applied Systems, Inc., Term Loan - Second Lien, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 9/19/25		2,424	2,460,397
AQA Acquisition Holding, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 3/3/28		900	902,625

Borrower/Description	Principal Amount* (000’s omitted)		Value
Astra Acquisition Corp., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 3/1/27		792	$793,005
Banff Merger Sub, Inc.:
Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 10/2/25		3,476	3,449,452
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	268	319,566
Barracuda Networks, Inc., Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 10/30/28		425	434,385
Buzz Merger Sub, Ltd., Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 1/29/27		543	537,354
Celestica, Inc., Term Loan, 2.586%, (1 mo. USD LIBOR + 2.50%), 6/27/25		189	188,264
CentralSquare Technologies, LLC, Term Loan, 3.897%, (3 mo. USD LIBOR + 3.75%), 8/29/25		804	753,699
Cloudera, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/22/27		622	621,914
Cohu, Inc., Term Loan, 3.172%, (6 mo. USD LIBOR + 3.00%), 10/1/25		249	248,440
Concorde Midco, Ltd., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	525	624,182
Constant Contact, Inc.:
Term Loan, 4.75%, 2/10/28(9)		397	395,198
Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28		1,478	1,471,013
CPI International, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/26/24		592	589,977
Delta TopCo, Inc., Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.25%, Floor 0.75%), 12/1/28		2,025	2,057,906
E2open, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/4/28		875	875,656
ECI Macola Max Holdings, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27		1,119	1,121,894
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24		1,588	1,592,526
Epicor Software Corporation:
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27		2,279	2,275,516
Term Loan - Second Lien, 8.75%, (1 mo. USD LIBOR + 7.75%, Floor 1.00%), 7/31/28		850	879,113
EXC Holdings III Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24		458	458,948
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24		3,709	3,649,129
Gainwell Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27		3,903	3,905,483
Hyland Software, Inc., Term Loan - Second Lien, 7.00%, (1 mo. USD LIBOR + 6.25%, Floor 0.75%), 7/7/25		3,630	3,666,300
Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26		595	596,134
Informatica, LLC:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/25/27	EUR	272	319,993
Term Loan - Second Lien, 7.125%, 2/25/25(11)		500	512,500
Liftoff Mobile, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 3/17/28		498	495,013
LogMeIn, Inc., Term Loan, 4.85%, (1 mo. USD LIBOR + 4.75%), 8/31/27		1,866	1,859,989

Borrower/Description	Principal Amount* (000’s omitted)		Value
MA FinanceCo., LLC:
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 6/5/25	EUR	687	$823,207
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25		1,717	1,728,993
Magenta Buyer, LLC:
Term Loan, 7/27/28(12)		4,275	4,262,709
Term Loan - Second Lien, 5/3/29(12)		1,150	1,150,000
Marcel LUX IV S.a.r.l., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27		100	100,362
Mirion Technologies, Inc., Term Loan, 4.147%, (3 mo. USD LIBOR + 4.00%), 3/6/26		1,185	1,185,288
Panther Commercial Holdings, L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28		650	651,381
PointClickCare Technologies, Inc., Term Loan, 3.75%, (USD LIBOR + 3.00%, Floor 0.75%), 12/29/27(10)		623	623,048
Polaris Newco, LLC, Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 6/2/28		2,675	2,675,166
Renaissance Holding Corp., Term Loan - Second Lien, 7.104%, (1 mo. USD LIBOR + 7.00%), 5/29/26		175	175,656
Riverbed Technology, Inc., Term Loan - Second Lien, 12.00%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), 7.50% cash, 4.50% PIK, 12/31/26		23	18,585
Sophia L.P., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/7/27		423	423,102
Sovos Compliance, LLC:
Term Loan, 7/29/28(12)		85	84,886
Term Loan, 7/29/28(12)		490	491,551
SurveyMonkey, Inc., Term Loan, 3.84%, (1 week USD LIBOR + 3.75%), 10/10/25		1,016	1,011,181
Symplr Software, Inc., Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27		798	799,081
Tech Data Corporation, Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 6/30/25		1,117	1,119,076
Tibco Software, Inc.:
Term Loan, 3.85%, (1 mo. USD LIBOR + 3.75%), 6/30/26		2,476	2,453,674
Term Loan - Second Lien, 7.35%, (1 mo. USD LIBOR + 7.25%), 3/3/28		1,250	1,266,406
TTM Technologies, Inc., Term Loan, 2.60%, (1 mo. USD LIBOR + 2.50%), 9/28/24		139	138,936
Turing Midco, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/23/28		424	423,408
Uber Technologies, Inc., Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 4/4/25		3	3,206
Ultimate Software Group, Inc. (The):
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/4/26		2,084	2,085,535
Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 5/3/27		250	254,844
Ultra Clean Holdings, Inc., Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 8/27/25		1,239	1,241,677
Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/29/27		748	749,060
Verifone Systems, Inc., Term Loan, 4.147%, (3 mo. USD LIBOR + 4.00%), 8/20/25		1,120	1,094,755
Verisure Holding AB, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/27/28	EUR	775	915,250
Veritas US, Inc.:
Term Loan, 5.75%, (3 mo. EURIBOR + 4.75%, Floor 1.00%), 9/1/25	EUR	323	387,726
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25		2,506	2,530,764
VS Buyer, LLC, Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 2/28/27		1,111	1,103,994
Vungle, Inc., Term Loan, 5.592%, (1 mo. USD LIBOR + 5.50%), 9/30/26		663	666,089

			$70,738,398

Borrower/Description	Principal Amount* (000’s omitted)		Value
Equipment Leasing — 0.5%
Boels Topholding B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/5/27	EUR	575	$677,762
Fly Funding II S.a.r.l., Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 10/8/25		1,179	1,187,906

			$1,865,668

Financial Intermediaries — 2.5%
Aretec Group, Inc., Term Loan, 4.342%, (1 mo. USD LIBOR + 4.25%), 10/1/25		3,298	$3,288,737
CoreLogic, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/2/28		2,788	2,777,744
EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25		242	241,472
GreenSky Holdings, LLC:
Term Loan, 3.375%, (1 mo. USD LIBOR + 3.25%), 3/31/25		1,330	1,307,032
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 3/29/25		470	469,074
Guggenheim Partners, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 7/21/23		988	987,846
Victory Capital Holdings, Inc., Term Loan, 2.395%, (3 mo. USD LIBOR + 2.25%), 7/1/26		857	848,564

			$9,920,469

Food Products — 0.7%
Badger Buyer Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 9/30/24		337	$329,927
HLF Financing S.a.r.l., Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 8/18/25		701	697,369
Shearer’s Foods, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27		397	397,452
Simply Good Foods USA, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/7/24		290	291,534
UTZ Quality Foods, LLC, Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 1/20/28		149	148,675
Wsof I New Finco B.V., Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 4/23/28	EUR	700	825,185

			$2,690,142

Food Service — 0.8%
IRB Holding Corp., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27		2,438	$2,432,743
Sovos Brands Intermediate, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 6/8/28		675	675,844

			$3,108,587

Food/Drug Retailers — 0.2%
L1R HB Finance Limited:
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 8/9/24	EUR	400	$461,675
Term Loan, 5.329%, (3 mo. GBP LIBOR + 5.25%), 9/2/24	GBP	400	537,411

			$999,086

Forest Products — 0.3%
Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28		1,175	$1,177,938

			$1,177,938

Borrower/Description	Principal Amount* (000’s omitted)		Value
Health Care — 6.7%
Accelerated Health Systems, LLC, Term Loan, 3.589%, (1 mo. USD LIBOR + 3.50%), 10/31/25		512	$510,275
Alliance Healthcare Services, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 10/24/23		696	697,019
athenahealth, Inc., Term Loan, 4.41%, (3 mo. USD LIBOR + 4.25%), 2/11/26		2,387	2,390,661
Bayou Intermediate II, LLC, Term Loan, 5/13/28(12)		800	803,000
Biogroup-LCD, Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/28/28	EUR	225	265,271
BW NHHC Holdco, Inc., Term Loan, 5.155%, (3 mo. USD LIBOR + 5.00%), 5/15/25		2,174	1,998,352
Cano Health, LLC, Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), 11/19/27		502	503,094
CCRR Parent, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28		499	501,244
Certara, L.P., Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 8/15/26		962	960,281
CryoLife, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/1/27		483	482,902
Envision Healthcare Corporation, Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 10/10/25		2,740	2,350,835
eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27		324	325,465
GHX Ultimate Parent Corporation, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/28/24		866	862,962
Hanger, Inc., Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 3/6/25		1,016	1,016,721
Medical Solutions, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 6/14/24		1,510	1,514,362
Midwest Physician Administrative Services, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/12/28		524	520,823
Ortho-Clinical Diagnostics S.A., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 6/30/25	EUR	381	451,331
Pacific Dental Services, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/5/28		550	551,948
PetVet Care Centers, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/14/25		174	173,896
Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28		1,122	1,117,979
Radiology Partners, Inc., Term Loan, 4.348%, (1 mo. USD LIBOR + 4.25%), 7/9/25		2,363	2,357,653
Sotera Health Holdings, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26		625	622,396
Sound Inpatient Physicians, Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 6/27/25		437	434,481
Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/1/26		1,147	1,150,266
Synlab Bondco PLC, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	300	352,900
Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24		1,835	1,778,438
US Radiology Specialists, Inc., Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 12/10/27		821	827,374
Verscend Holding Corp., Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 8/27/25		1,472	1,471,982

			$26,993,911

Borrower/Description	Principal Amount* (000’s omitted)		Value
Home Furnishings — 1.5%
ACProducts Holdings, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/5/28		1,950	$1,940,076
Mattress Firm, Inc., Term Loan, 6.25%, (6 mo. USD LIBOR + 5.25%, Floor 1.00%), 11/26/27		808	822,641
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		1,063	1,075,222
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		2,457	2,335,372

			$6,173,311

Industrial Equipment — 4.2%
Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27		1,132	$1,132,813
Altra Industrial Motion Corp., Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 10/1/25		514	512,194
American Trailer World Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/3/28		600	592,875
Apex Tool Group, LLC, Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), 8/1/24		2,685	2,697,766
Delachaux Group S.A.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 4/16/26	EUR	345	408,991
Term Loan, 4.629%, (3 mo. USD LIBOR + 4.50%), 4/16/26		441	440,081
DexKo Global, Inc.:
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 7/24/24	EUR	289	343,015
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 7/24/24	EUR	723	857,542
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/24/24		816	816,286
DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27		622	624,984
Dynacast International, LLC, Term Loan, 10.25%, (3 mo. USD LIBOR + 9.25%, Floor 1.00%), 2/4/28		336	348,904
Engineered Machinery Holdings, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 7/19/24		268	268,963
Filtration Group Corporation:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	363	428,391
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/29/25		347	348,207
GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25		951	952,798
Granite Holdings US Acquisition Co., Term Loan, 4.147%, (3 mo. USD LIBOR + 4.00%), 9/30/26		1,095	1,094,340
LTI Holdings, Inc.:
Term Loan, 2.375%, 7/24/26(9)		206	205,992
Term Loan, 4.842%, (1 mo. USD LIBOR + 4.75%), 7/24/26		344	343,320
Pro Mach Group, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/7/25		843	842,816
Robertshaw US Holding Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25		943	909,511
Thermon Industries, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/30/24		221	220,599

Borrower/Description	Principal Amount* (000’s omitted)		Value
Tiger Acquisition, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/1/28		550	$546,562
Vertical Midco GmbH, Term Loan, 4.404%, (6 mo. USD LIBOR + 4.25%), 7/30/27		1,216	1,218,875
Zephyr German BidCo GmbH, Term Loan, 3.75%, (2 mo. EURIBOR + 3.75%), 3/10/28	EUR	600	712,306

			$16,868,131

Insurance — 1.2%
Asurion, LLC:
Term Loan, 3.217%, (1 mo. USD LIBOR + 3.13%), 11/3/23		1,174	$1,162,986
Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 12/23/26		1,174	1,154,183
Term Loan - Second Lien, 5.342%, (1 mo. USD LIBOR + 5.25%), 1/31/28		1,830	1,823,518
Financiere CEP S.A.S., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/18/27	EUR	500	594,855

			$4,735,542

Leisure Goods/Activities/Movies — 3.2%
AMC Entertainment Holdings, Inc., Term Loan, 3.103%, (1 mo. USD LIBOR + 3.00%), 4/22/26		1,735	$1,546,510
Amer Sports Oyj, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 3/30/26	EUR	1,650	1,962,205
Carnival Corporation, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25		1,287	1,280,163
Crown Finance US, Inc.:
Term Loan, 2.625%, (6 mo. EURIBOR + 2.625%), 2/28/25	EUR	265	256,620
Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25		1,588	1,296,796
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 9/30/26		1,379	1,114,204
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(11)		459	568,576
Lindblad Expeditions, Inc.:
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		336	327,299
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		1,343	1,309,195
Match Group, Inc., Term Loan, 1.906%, (3 mo. USD LIBOR + 1.75%), 2/13/27		700	689,500
Steinway Musical Instruments, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/14/25		182	181,028
Travel Leaders Group, LLC, Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 1/25/24		1,615	1,511,695
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	615	675,743

			$12,719,534

Lodging and Casinos — 1.2%
Boyd Gaming Corporation, Term Loan, 2.334%, (1 week USD LIBOR + 2.25%), 9/15/23		610	$609,505
Oravel Stays Singapore Pte. Ltd., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 6/23/26		600	614,625
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24		1,148	1,105,545
Sportradar Capital S.a.r.l., Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), 11/22/27	EUR	500	595,226
VICI Properties 1, LLC, Term Loan, 1.839%, (1 mo. USD LIBOR + 1.75%), 12/20/24		2,124	2,105,545

			$5,030,446

Borrower/Description	Principal Amount* (000’s omitted)		Value
Nonferrous Metals/Minerals — 0.2%
Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/13/25		722	$723,680

			$723,680

Oil and Gas — 3.6%
Apergy Corporation, Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25		118	$117,777
Centurion Pipeline Company, LLC:
Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 9/29/25		244	240,322
Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 9/28/25		224	219,957
CITGO Holding, Inc., Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23		1,161	1,151,870
CITGO Petroleum Corporation, Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24		4,564	4,584,666
Delek US Holdings, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25		568	570,415
Fieldwood Energy, LLC:
DIP Loan, 3.675%, (1 mo. USD LIBOR + 8.75%, Floor 1.00%), 9/30/21(9)		395	401,413
Term Loan, 0.00%, 4/11/22(13)		2,677	1,453,388
Matador Bidco S.a.r.l., Term Loan, 4.842%, (1 mo. USD LIBOR + 4.75%), 10/15/26		3,738	3,744,696
Prairie ECI Acquiror L.P., Term Loan, 4.842%, (1 mo. USD LIBOR + 4.75%), 3/11/26		480	467,249
PSC Industrial Holdings Corp., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/11/24		1,705	1,694,710

			$14,646,463

Publishing — 1.3%
Adevinta ASA:
Term Loan, 4/20/28(12)		300	$300,094
Term Loan, 4/20/28(12)	EUR	1,150	1,363,714
Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28		496	495,636
Ascend Learning, LLC:
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/12/24		1,059	1,058,182
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/12/24		397	397,931
Getty Images, Inc., Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26		1,567	1,567,187

			$5,182,744

Radio and Television — 0.7%
Gray Television, Inc.:
Term Loan, 2.35%, (1 mo. USD LIBOR + 2.25%), 2/7/24		209	$207,440
Term Loan, 2.60%, (1 mo. USD LIBOR + 2.50%), 1/2/26		595	590,196
Hubbard Radio, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25		646	644,876
Nexstar Broadcasting, Inc., Term Loan, 2.60%, (1 mo. USD LIBOR + 2.50%), 9/18/26		431	427,868
Sinclair Television Group, Inc.:
Term Loan, 2.60%, (1 mo. USD LIBOR + 2.50%), 9/30/26		590	581,542
Term Loan, 3.10%, (1 mo. USD LIBOR + 3.00%), 4/1/28		393	390,394

			$2,842,316

Borrower/Description	Principal Amount* (000’s omitted)		Value
Retailers (Except Food and Drug) — 1.9%
CNT Holdings I Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/8/27		723	$723,263
Great Outdoors Group, LLC, Term Loan, 5.00%, (6 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28		2,687	2,693,552
Hoya Midco, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24		1,946	1,936,389
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/28		1,450	1,451,057
Phillips Feed Service, Inc., Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(3)		103	82,743
Pier 1 Imports (U.S.), Inc., Term Loan, 0.00%, 4/30/22(3)(13)		40	31,818
Protective Industrial Products, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 1/20/28		549	545,882

			$7,464,704

Steel — 0.5%
Neenah Foundry Company, Term Loan, 10.00%, (2 mo. USD LIBOR + 9.00%, Floor 1.00%), 12/13/22		291	$269,009
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25		822	820,961
TMS International Corp., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/14/24(10)		249	247,817
Zekelman Industries, Inc., Term Loan, 2.087%, (1 mo. USD LIBOR + 2.00%), 1/24/27		558	551,079

			$1,888,866

Surface Transport — 0.6%
Kenan Advantage Group, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/24/26		2,413	$2,416,897

			$2,416,897

Telecommunications — 2.8%
Avaya, Inc., Term Loan, 4.093%, (1 mo. USD LIBOR + 4.00%), 12/15/27		225	$225,522
Digicel International Finance Limited, Term Loan, 3.43%, (6 mo. USD LIBOR + 3.25%), 5/28/24		1,444	1,379,696
GEE Holdings 2, LLC:
Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25		398	400,324
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26		781	714,200
Intelsat Jackson Holdings S.A.:
DIP Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 7/13/22		1,022	1,032,005
Term Loan, 8.00%, (USD Prime + 4.75%), 11/27/23		1,750	1,777,708
Term Loan, 8.75%, (USD Prime + 5.50%), 1/2/24		1,700	1,735,275
IPC Corp., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 10/29/21		1,127	1,100,633
Onvoy, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/10/24		1,573	1,573,526
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23		943	933,703
Zayo Group Holdings, Inc., Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	420	492,616

			$11,365,208

Borrower/Description	Principal Amount* (000’s omitted)	Value
Utilities — 0.2%
Calpine Construction Finance Company, L.P., Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 1/15/25	860	$848,213

		$848,213

Total Senior Floating-Rate Loans (identified cost $329,376,033)		$329,454,432

Warrants — 0.0%(6)

Security	Shares	Value
Entertainment — 0.0%(6)
Cineworld Group PLC, Exp. 11/23/25(4)(5)	139,907	$42,920

		$42,920

Health Care — 0.0%(6)
THAIHOT Investment Company US Limited, Exp. 10/13/27(3)(4)(5)	22	$22,176
THAIHOT Investment Company US Limited, Exp. 10/13/27 (Contingent Warrants)(3)(4)(5)	1,198	0

		$22,176

Total Warrants (identified cost $0)		$65,096

Miscellaneous — 0.0%

Security	Shares	Value
Oil and Gas — 0.0%
Paragon Offshore Finance Company, Class A(3)(4)(5)	1,527	$0
Paragon Offshore Finance Company, Class B(3)(4)(5)	764	0

Total Miscellaneous (identified cost $16,616)		$0

Short-Term Investments — 36.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(14)	145,755,633	$145,755,633

Total Short-Term Investments (identified cost $145,755,633)		$145,755,633

Total Investments — 130.8% (identified cost $528,248,844)		$526,232,591

Less Unfunded Loan Commitments — (0.4)%		$(1,543,682)

Description	Value
Net Investments — 130.4% (identified cost $526,705,162)	$524,688,909

Other Assets, Less Liabilities — (11.6)%	$(46,503,557)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (18.8)%	$(75,802,949)

Net Assets Applicable to Common Shares — 100.0%	$402,382,403

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $37,886,597 or 9.4% of the Trust’s net assets applicable to common shares.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2021.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Non-income producing security.

(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(6)	Amount is less than 0.05%.

(7)	Restricted security.

(8)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or a minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(9)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2021, the total value of unfunded loan commitments is $1,439,973.

(10)

The stated interest rate represents the weighted average interest rate at July 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(11)	Fixed-rate loan.

(12)	This Senior Loan will settle after July 31, 2021, at which time the interest rate will be determined.

(13)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	20,792,765	EUR	17,522,080	Standard Chartered Bank	8/3/21	$7,208	$—
EUR	7,000,000	USD	8,293,953	HSBC Bank USA, N.A.	8/31/21	14,282	—
EUR	6,965,745	USD	8,255,251	State Street Bank and Trust Company	8/31/21	12,327	—
USD	26,371,699	EUR	22,075,461	Goldman Sachs International	8/31/21	170,540	—
USD	1,545,515	EUR	1,273,834	State Street Bank and Trust Company	8/31/21	33,613	—
USD	20,789,306	EUR	17,522,080	Standard Chartered Bank	9/2/21	—	(8,291)
USD	1,531,308	GBP	1,100,849	State Street Bank and Trust Company	10/29/21	839	—

						$238,809	$(8,291)

Abbreviations:

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At July 31, 2021, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At July 31, 2021, the value of the Trust’s investment in affiliated funds was $145,755,633, which represents 36.2% of the Trust’s net assets applicable to common shares. Transactions in affiliated funds by the Trust for the fiscal year to date ended July 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$12,286,436	$356,568,593	$(223,099,599)	$203	$—	$145,755,633	$8,593	145,755,633

Restricted Securities

At July 31, 2021, the Trust owned the following securities (representing 0.00% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	758	$34,721	$0
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	14	14,000	0

Total Restricted Securities			$48,721	$0

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$—	$31,520,678	$—	$31,520,678
Closed-End Funds	8,400,366	—	—	8,400,366
Common Stocks	1,628,650	624,019	1,797,695	4,050,364
Convertible Preferred Stocks	—	—	0	0
Corporate Bonds	—	6,986,022	—	6,986,022
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	327,468,491	442,259	327,910,750
Warrants	—	42,920	22,176	65,096
Miscellaneous	—	—	0	0
Short-Term Investments	—	145,755,633	—	145,755,633
Total Investments	$10,029,016	$512,397,763	$2,262,130	$524,688,909
Forward Foreign Currency Exchange Contracts	$—	$238,809	$—	$238,809
Total	$10,029,016	$512,636,572	$2,262,130	$524,927,718

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(8,291)	$—	$(8,291)
Total	$—	$(8,291)	$—	$(8,291)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2021 is not presented.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.